PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 8.6%
Certificates of Deposit 6.8%
Bank of Montreal	0.200%	07/20/22	135,000	$134,738,459

Bank of Montreal, SOFR + 0.290%	0.570(c)	02/28/23	90,000	89,886,027
Bank of Nova Scotia (Canada),
SOFR + 0.150%	0.430(c)	08/19/22	98,000	97,945,495
SOFR + 0.150%	0.430(c)	10/17/22	70,000	69,929,961
SOFR + 0.150%	0.430(c)	10/20/22	80,000	79,917,397
SOFR + 0.160%	0.440(c)	07/08/22	100,000	99,974,123
Canadian Imperial Bank of Commerce (Canada),
SOFR + 0.150%	0.430(c)	10/13/22	150,000	149,613,519
US Federal Funds Effective Rate + 0.110%	0.440(c)	08/15/22	75,000	74,963,447

MUFG Bank Ltd.	0.300	10/25/22	30,000	29,773,097
Skandinaviska Enskilda Banken AB	0.230	05/03/22	21,000	20,999,656

Skandinaviska Enskilda Banken AB, SOFR + 0.730%	1.010(c)	03/17/23	100,000	100,260,896
Svenska Handelsbanken (Sweden),
SOFR + 0.250%	0.530(c)	02/24/23	120,000	119,839,015
SOFR + 0.510%	0.790(c)	03/28/23	55,000	55,033,390
SOFR + 0.700%	0.980(c)	03/15/23	84,000	84,200,704

Toronto-Dominion Bank (The)	0.200	07/28/22	115,000	114,701,367

Toronto-Dominion Bank (The)	0.210	07/18/22	250,000	249,470,790
Westpac Banking Corp. (Australia),
SOFR + 0.130%	0.410(c)	09/02/22	55,000	54,971,154
SOFR + 0.140%	0.420(c)	10/07/22	150,000	149,884,122
SOFR + 0.500%	0.780(c)	03/30/23	70,000	70,036,916

Total Certificates of Deposit (cost $1,848,000,910)				1,846,139,535
Commercial Paper 0.4%
Royal Bank of Canada, 144A, 3 Month LIBOR + 0.050% (cost $100,000,000)	0.367(c)	08/01/22	100,000	100,025,695
Corporate Bond 0.3%
Auto Manufacturers
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.280% (cost $87,000,000)	0.560(c)	12/14/22	87,000	86,938,283

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 1.1%
Arizona 0.1%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	0.410%(cc)	01/01/61	36,000	$36,000,000
Illinois 0.1%
Illinois Finance Authority, Revenue Bonds, Series D	0.440(cc)	07/15/55	21,240	21,240,000
Indiana 0.0%
Indiana Finance Authority, Revenue Bonds, Series D	0.430(cc)	12/01/34	12,000	12,000,000
Mississippi 0.1%
Mississippi Business Finance Corp., Variable-Chevron USA, Series F	0.320(cc)	11/01/35	12,000	12,000,000
Ohio 0.2%
County of Franklin,
Nationwide Hospital Project, Series B	0.370(cc)	11/01/40	24,420	24,420,000
Ohio Health Corporation, Series D, Refunding	0.410(cc)	11/15/33	10,000	10,000,000
Revenue Bonds, Series B	0.370(cc)	11/01/45	14,850	14,850,000
				49,270,000
Texas 0.5%
Board of Regents of the University of Texas System,
Revenue Bonds, Series B	0.400(cc)	08/01/34	36,950	36,950,000
Taxable, Revenue Bonds, Sub-Series G-2	0.470(cc)	08/01/45	42,090	42,090,000

Permanent University Fund - University of Texas System, Series A	0.400(cc)	07/01/37	18,305	18,305,000
State of Texas, General Obligation Unlimited, Series B	0.420(cc)	04/01/36	13,160	13,160,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series B	0.380(cc)	11/15/33	12,000	12,000,000
				122,505,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah 0.1%
City of Murray,
IHC Health Services Incorporate, Series A	0.370%(cc)	05/15/36	23,900	$23,900,000
IHC Health Services Incorporate, Series B	0.370(cc)	05/15/36	15,000	15,000,000
				38,900,000

Total Municipal Bonds (cost $291,915,000)				291,915,000

Total Long-Term Investments (cost $2,326,915,910)				2,325,018,513

Short-Term Investments 91.4%
Certificates of Deposit 11.5%
Bank of America NA	0.210	05/16/22	60,000	59,979,214
Bank of Montreal (Canada),
SOFR + 0.150%	0.430(c)	09/28/22	72,500	72,441,010
US Federal Funds Effective Rate + 0.120%	0.450(c)	09/22/22	50,000	49,960,800
Bank of Nova Scotia (Canada),
SOFR + 0.250%	0.530(c)	02/17/23	112,000	111,817,733
SOFR + 0.600%	0.880(c)	12/19/22	25,000	25,030,432
BNP Paribas SA (France),
SOFR + 0.130%	0.410(c)	05/05/22	65,000	65,001,373
SOFR + 0.130%	0.410(c)	06/10/22	31,000	30,997,396
SOFR + 0.510%	0.790(c)	09/21/22	170,000	170,107,154
Canadian Imperial Bank of Commerce (Canada),
SOFR + 0.620%	0.900(c)	12/21/22	120,000	120,166,932
US Federal Funds Effective Rate + 0.100%	0.430(c)	06/08/22	150,000	149,973,432

Citibank NA	0.160	06/06/22	175,000	174,892,307
Credit Agricole Corporate & Investment Bank,
SOFR + 0.120%	0.400(c)	05/27/22	90,000	89,996,780
US Federal Funds Effective Rate + 0.080%	0.410(c)	05/17/22	100,000	99,942,857
US Federal Funds Effective Rate + 0.080%	0.410(c)	05/20/22	90,000	89,991,923

Credit Agricole Corporate & Investment Bank	0.800	05/16/22	165,000	165,021,070

Credit Industriel et Commercial, US Federal Funds Effective Rate + 0.090%	0.420(c)	05/03/22	190,000	190,000,000
Mitsubishi UFJ Trust & Banking Corp., SOFR + 0.200%	0.480(c)	06/01/22	3,500	3,499,973
Mizuho Bank Ltd.	0.700	05/18/22	80,000	80,005,426

Mizuho Bank Ltd.	0.950	06/16/22	80,000	80,006,722

MUFG Bank Ltd.	0.250	05/23/22	150,000	149,958,740

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Certificates of Deposit (Continued)

MUFG Bank Ltd., SOFR + 0.500%	0.780%(c)	06/09/22	116,000	$116,041,801

Natixis SA, SOFR + 0.120%	0.400(c)	06/17/22	50,000	49,992,436
Nordea Bank Abp, SOFR + 0.500%	0.780(c)	09/09/22	72,000	72,046,948
Norinchukin Bank	0.950	06/22/22	171,000	170,982,324

Norinchukin Bank, SOFR + 0.450%	0.730(c)	06/10/22	30,000	30,007,608

Sumitomo Mitsui Banking Corp.	0.200	05/04/22	50,000	49,998,671
Sumitomo Mitsui Trust Bank Ltd.	0.660	05/06/22	150,000	150,006,990
Svenska Handelsbanken AB (Sweden),
3 Month LIBOR + 0.030%	0.538(c)	05/31/22	145,000	144,962,619
SOFR + 0.150% (Cap N/A, Floor 0.000%)	0.430(c)	05/09/22	4,000	4,000,130
Toronto-Dominion Bank (The),
SOFR + 0.140%	0.190(c)	08/02/22	193,000	192,965,405
SOFR + 0.250%	0.300(c)	02/09/23	35,000	34,947,084
Westpac Banking Corp. (Australia),
SOFR + 0.130%	0.410(c)	09/01/22	39,500	39,479,452
SOFR + 0.130%	0.410(c)	09/09/22	80,000	79,955,712

Total Certificates of Deposit (cost $3,114,501,982)				3,114,178,454
Commercial Paper 41.2%
Alphabet, Inc., 144A	0.420(n)	05/13/22	170,000	169,961,590
Apple, Inc.,
144A	0.380(n)	05/03/22	37,000	36,998,598
144A	0.380(n)	05/05/22	50,000	49,996,942
144A	0.380(n)	05/09/22	200,000	199,976,388
144A	0.380(n)	05/10/22	184,872	184,847,146
144A	0.380(n)	05/12/22	50,000	49,991,514
144A	0.380(n)	05/13/22	110,000	109,979,253
144A	0.385(n)	05/04/22	96,000	95,995,280

Australia & New Zealand Banking Group, 144A, SOFR + 0.280%	0.330(c)	02/24/23	61,000	60,933,917
Bank of America Securities, Inc.,
144A	0.210(n)	05/20/22	142,000	141,943,673
144A, SOFR + 0.540%	0.000(c)	09/19/22	119,000	119,073,141
144A, SOFR + 0.600%	0.280(c)	03/03/23	97,000	97,071,926
144A, USOIS + 0.120%	0.200(c)	10/14/22	25,000	24,980,754
144A, USOIS + 0.140%	0.220(c)	10/26/22	27,000	26,980,318

Banner Health	0.531(n)	05/11/22	12,000	11,997,956

Banner Health	0.751(n)	06/22/22	15,000	14,980,515

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Baptist Health South Florida, Inc.	0.541%(n)	05/09/22	10,000	$9,998,294
BNP Paribas SA, SOFR + 0.250%	0.530(c)	02/22/23	65,000	64,897,760
Caisse des Depots et Consignations,
144A	0.350(n)	05/03/22	140,000	139,993,046
144A	0.470(n)	05/12/22	84,000	83,980,587
144A	0.571(n)	05/23/22	166,000	165,922,644
144A	0.591(n)	05/09/22	138,000	137,977,191
144A	0.651(n)	05/16/22	130,000	129,958,440
Cargill, Inc.,
144A	0.591(n)	05/18/22	50,000	49,984,352
144A	0.601(n)	05/23/22	90,000	89,962,980

Caterpillar Financial Services Corp.	0.410(n)	05/12/22	40,000	39,992,850
CDP Financial, Inc.,
144A	0.210(n)	05/11/22	75,000	74,986,850
144A	0.470(n)	05/05/22	35,000	34,997,661
144A	0.486(n)	05/12/22	57,500	57,488,621
144A	0.551(n)	05/09/22	77,000	76,989,648
144A	0.671(n)	05/20/22	49,000	48,981,135
144A	0.681(n)	06/02/22	42,700	42,669,593
144A	0.701(n)	06/01/22	25,000	24,982,858
144A	0.942(n)	06/17/22	10,000	9,988,512
144A	0.952(n)	06/09/22	50,000	49,954,672
144A	0.972(n)	06/15/22	228,000	227,752,342
Citigroup Global Markets Inc.,
144A	0.190(n)	09/23/22	45,000	44,693,689
144A	0.210(n)	07/12/22	97,000	96,771,301
144A	0.341(n)	08/02/22	56,000	55,805,229
144A	0.351(n)	07/07/22	100,000	99,788,208

DNB Bank ASA, 144A, SOFR + 0.550%	0.280(c)	03/23/23	100,000	100,109,850
Erste Abwicklungsanstalt, 144A	0.601(n)	05/31/22	136,000	135,910,300
European Investment Bank	0.200(n)	05/23/22	273,000	272,901,720
Federation Des Caisses Desjardins,
144A	0.501(n)	05/05/22	79,500	79,494,819
144A	0.520(n)	05/02/22	50,000	49,998,600
144A	0.661(n)	05/20/22	145,000	144,944,175
144A	0.671(n)	05/11/22	197,000	196,965,657
144A	0.671(n)	05/17/22	102,000	101,968,125
144A, SOFR + 0.350%	0.630(c)	10/21/22	75,000	74,986,527
Goldman Sachs International,
144A	0.251(n)	09/23/22	45,000	44,702,693

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Goldman Sachs International, (cont’d.)
144A	0.251%(n)	09/26/22	65,000	$64,557,187
144A	0.751(n)	06/01/22	65,000	64,953,644
144A	0.902(n)	06/06/22	160,000	159,863,538
144A, SOFR + 0.650%	0.930(c)	03/24/23	135,000	135,099,286
John Deere Ltd.,
144A	0.540(n)	05/09/22	40,000	39,995,089
144A	0.550(n)	05/13/22	40,000	39,992,020
144A	0.621(n)	05/11/22	29,000	28,995,389
JPMorgan Securities LLC,
144A	0.200(n)	07/14/22	62,000	61,855,629
144A	0.200(n)	07/27/22	5,000	4,984,750
144A	0.220	10/04/22	50,000	49,677,788
144A, SOFR + 0.120%	0.170(c)	06/15/22	95,000	94,984,998
144A, SOFR + 0.140%	0.190(c)	08/08/22	75,000	74,959,852
144A, SOFR + 0.140%	0.190(c)	08/11/22	76,500	76,457,171
144A, SOFR + 0.140%	0.420(c)	09/01/22	30,000	29,977,114
144A, SOFR + 0.340%	0.280(c)	10/12/22	113,000	112,992,158
144A, SOFR Index + 0.120%	0.400(c)	05/17/22	200,000	199,998,994
KFW,
144A	0.450(n)	05/13/22	43,000	42,992,475
144A	0.474(n)	05/03/22	121,000	120,994,810
144A	0.500(n)	05/04/22	50,000	49,997,174
144A	0.540(n)	05/06/22	99,500	99,491,294
144A	0.591(n)	06/01/22	177,000	176,899,406
144A	0.592(n)	05/16/22	115,000	114,974,639
144A	0.601(n)	06/02/22	14,000	13,991,710
144A	0.616(n)	05/17/22	107,000	106,974,587

Lloyds Bank PLC	0.480(n)	05/04/22	19,000	18,998,963
LVMH Moet Hennessy Louis Vuitton SE,
144A	0.701(n)	05/11/22	36,000	35,994,348
144A	0.701(n)	05/19/22	50,000	49,983,695

Michigan State University Board of Trustee	0.640	05/11/22	16,374	16,374,820
Mitsubishi Corp.,
144A	0.440(n)	05/09/22	40,000	39,994,289
144A	0.450(n)	05/03/22	50,000	49,997,811
144A	0.451(n)	05/06/22	89,000	88,992,212
144A	0.472(n)	05/04/22	53,000	52,996,960
144A	0.500(n)	05/10/22	40,000	39,993,461

MUFG Bank Ltd.	0.450(n)	05/04/22	250,000	249,985,625
National Australia Bank Ltd., 144A, SOFR + 0.470%	0.280(c)	10/25/22	28,000	28,012,634

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
National Securities Clearing Corp.,
144A	0.400%(n)	05/09/22	238,000	$237,968,003
144A	0.400(n)	05/11/22	60,000	59,989,480
144A	0.420(n)	05/16/22	30,000	29,991,316
144A	0.450(n)	05/06/22	116,000	115,990,526
144A	0.472(n)	05/04/22	295,000	294,984,309

Nestle Capital Corp., 144A	0.400(n)	05/10/22	67,000	66,991,094
Nestle Finance International Ltd.,
144A	0.350(n)	05/03/22	84,000	83,996,892
144A	0.350(n)	05/04/22	50,000	49,997,577
144A	0.350(n)	05/05/22	100,000	99,993,933
144A	0.400(n)	05/06/22	54,300	54,295,988

Ohio Higher Educational	0.880	07/06/22	27,200	27,195,422
OMERS Finance Trust, 144A	0.650(n)	05/09/22	25,000	24,996,570
Ontario Teachers’ Finance Trust,
144A	0.210(n)	05/05/22	74,000	73,995,055
144A	0.701(n)	06/06/22	23,000	22,981,112

Pacific Life Insurance Company, 144A	0.340(n)	05/04/22	16,000	15,999,127
Philip Morris International, Inc., 144A	0.320(n)	05/05/22	47,500	47,496,984
Port Authority of New York & New Jersey	0.630	05/12/22	6,140	6,140,152
Province of Alberta,
144A	0.240(n)	05/16/22	100,000	99,975,114
144A	0.450(n)	05/13/22	80,000	79,984,631

Province of Ontario	0.360(n)	05/05/22	15,000	14,999,082
PSP Capital, Inc.,
144A	0.200(n)	05/09/22	65,000	64,991,261
144A	0.297(n)	05/04/22	150,000	149,992,021
144A	0.656(n)	05/16/22	120,000	119,965,264

Roche Holdings, Inc., 144A	0.350(n)	05/05/22	20,000	19,998,777
Royal Bank of Canada,
144A, SOFR + 0.350%	0.280(c)	02/28/23	50,000	49,952,704
144A, USOIS + 0.110%	0.440(c)	07/13/22	125,000	124,965,491
ST Engineering North America, Inc.,
144A	0.616(n)	05/06/22	105,000	104,992,242
144A	0.691(n)	05/09/22	137,000	136,983,674
144A	0.751(n)	05/05/22	49,500	49,496,972

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
ST Engineering North America, Inc., (cont’d.)
144A	1.053%(n)	06/16/22	41,000	$40,959,984

Sumitomo Mitsui Trust Bank Ltd., 144A	0.520(n)	05/02/22	50,000	49,998,529
Target Corporation, 144A	0.320(n)	05/02/22	70,000	69,997,923
TotalEnergies Capital Canada Ltd.,
144A	0.350(n)	05/02/22	200,000	199,993,734
144A	0.450(n)	05/05/22	88,000	87,993,679
144A	0.470(n)	05/06/22	83,000	82,992,737
144A	0.470(n)	05/09/22	60,000	59,990,867
144A	0.630(n)	05/10/22	109,000	108,980,683

Toyota Finance Australia Ltd.	0.240(n)	05/17/22	51,000	50,982,150

Toyota Finance Australia Ltd.	0.551(n)	05/19/22	86,500	86,463,814

Toyota Finance Australia Ltd.	0.601(n)	06/01/22	70,000	69,950,527

Toyota Finance Australia Ltd.	0.651(n)	05/09/22	70,000	69,989,170
Toyota Industries Commercial Finance, Inc.,
144A	0.350(n)	05/05/22	20,000	19,998,423
144A	0.852(n)	06/02/22	15,000	14,988,978
144A	0.852(n)	06/10/22	20,000	19,980,540
UBS AG,
144A	0.251(n)	07/12/22	178,000	177,596,059
144A, SOFR + 0.170%	0.220(c)	08/18/22	25,000	24,986,662
144A, SOFR + 0.170%	0.220(c)	09/21/22	32,000	31,978,759
144A, SOFR + 0.240%	0.280(c)	05/12/22	108,000	107,999,691
144A, SOFR + 0.240%	0.418(c)	05/04/22	72,000	71,999,983
144A, SOFR + 0.310%	0.280(c)	02/17/23	50,000	49,930,845

University of Texas Permian Basin	0.851(n)	06/21/22	18,000	17,977,844
University of Texas System	0.630	05/12/22	7,500	7,500,515

University of Texas System	0.650	05/26/22	15,000	14,999,996

University of Texas System	0.730	06/02/22	7,500	7,499,997
Walmart, Inc.,
144A	0.377(n)	05/09/22	102,000	101,987,221
144A	0.490(n)	05/16/22	40,000	39,989,932

Westpac Banking Corp., 144A, SOFR + 0.500%	0.780(c)	03/23/23	50,000	50,027,638
Yale University	0.500(n)	05/18/22	10,000	9,997,060

Total Commercial Paper (cost $11,172,866,540)				11,170,230,073

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bond 0.1%
Auto Manufacturers
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.150% (cost $17,996,231)	0.430%(c)	08/15/22	18,000	$17,990,472
Repurchase Agreements 31.8%
Amherst Pierpont Securities LLC,
0.305%, dated 04/26/22, due 05/03/22 in the amount of $225,013,344 collateralized by FHLMC (coupon rates 0.000%-4.000%, maturity dates 12/14/29-01/01/52), FNMA (coupon rates 1.563%-4.000%, maturity dates 10/01/27-05/01/52) and GNMA (coupon rate 2.100%, maturity date 02/20/72) with the aggregate value, including accrued interest, of $229,513,611.			225,000	225,000,000
0.305%, dated 04/27/22, due 05/04/22 in the amount of $225,013,344 collateralized by FHLB (coupon rate 0.000%, maturity date 06/24/22), FHLMC (coupon rates 3.000%-4.500%, maturity dates 05/01/42-05/01/52), FNMA (coupon rates 1.730%-6.590%, maturity dates 09/01/29-05/01/52), GNMA (coupon rate 2.317%, maturity date 02/20/72) and TVA (coupon rate 0.000%, maturity date 03/15/33) with the aggregate value, including accrued interest, of $229,513,614.			225,000	225,000,000
0.3%, dated 04/29/22, due 05/02/22 in the amount of $500,012,500 collateralized by FHLMC (coupon rates 0.000%-3.500%, maturity dates 04/01/32-02/01/52), FNMA (coupon rates 1.744%-5.500%, maturity dates 07/01/34-04/01/52), GNMA (coupon rates 3.500%-6.000%, maturity dates 06/15/34-12/20/50), TVA (coupon rate 0.000%, maturity date 05/01/30) and U.S. Treasury Securities (coupon rates 0.000%-0.250%, maturity dates 05/12/22-09/30/23) with the aggregate value, including accrued interest, of $510,012,751.			500,000	500,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
BNP Paribas SA,
0.27%, dated 04/29/22, due 05/02/22 in the amount of $118,002,655 collateralized by U.S. Treasury Securities (coupon rates 0.250%-3.625%, maturity dates 04/30/25-08/15/45) with the aggregate value, including accrued interest, of $120,360,006.	118,000	$118,000,000
Canadian Imperial Bank of Commerce,
0.305%, dated 03/17/22, due 05/05/22 in the amount of $125,051,892 collateralized by FHLB (coupon rate 2.470%, maturity date 03/23/40), FHLMC (coupon rates 2.088%-4.000%, maturity dates 10/01/38-04/01/52), FNMA (coupon rates 2.000%-4.500%, maturity dates 02/01/34-03/01/52) and U.S. Treasury Securities (coupon rates 0.625%-2.375%, maturity dates 08/15/30-05/15/51) with the aggregate value, including accrued interest, of $127,549,699.	125,000	125,000,000
0.305%, dated 03/17/22, due 05/05/22 in the amount of $180,074,725 collateralized by U.S. Treasury Securities (coupon rates 0.125%-3.125%, maturity dates 01/15/25-05/15/51) with the aggregate value, including accrued interest, of $183,671,574.	180,000	180,000,000
0.305%, dated 03/18/22, due 05/05/22 in the amount of $285,115,900 collateralized by FHLB (coupon rates 2.470%-4.030%, maturity dates 11/29/32-03/23/40), FHLMC (coupon rates 2.000%-5.000%, maturity dates 10/01/38-04/01/52), FNMA (coupon rates 1.663%-5.000%, maturity dates 10/01/23-06/01/57) and U.S. Treasury Securities (coupon rates 0.625%-2.750%, maturity dates 11/15/25-05/15/51) with the aggregate value, including accrued interest, of $290,810,899.	285,000	285,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Cantor Fitzgerald LP,
0.3%, dated 04/29/22, due 05/02/22 in the amount of $500,012,500 collateralized by FFCSB (coupon rates 1.150%-3.125%, maturity dates 01/23/29-03/30/37), FHLB (coupon rates 2.000%-2.855%, maturity dates 06/29/29-12/14/29), FHLMC (coupon rates 2.000%-5.000%, maturity dates 06/01/26-03/01/52), FNMA (coupon rates 1.342%-6.000%, maturity dates 04/01/23-02/01/57), GNMA (coupon rates 2.340%-6.000%, maturity dates 12/20/24-06/15/62), TVA (coupon rates 0.000%-4.250%, maturity dates 06/15/22-09/15/65) and U.S. Treasury Securities (coupon rates 0.000%-0.125%, maturity dates 07/21/22-01/15/24) with the aggregate value, including accrued interest, of $510,012,750.	500,000	$500,000,000
CF Secured LLC,
0.3%, dated 04/29/22, due 05/02/22 in the amount of $1,000,025,000 collateralized by FFCSB (coupon rates 0.940%-4.850%, maturity dates 04/05/28-04/28/42), FHLB (coupon rates 0.000%-5.500%, maturity dates 06/24/22-02/18/37), FHLMC (coupon rates 0.000%-6.750%, maturity dates 11/01/28-04/01/52), FNMA (coupon rates 0.000%-7.250%, maturity dates 06/01/24-04/01/52), GNMA (coupon rates 2.021%-6.000%, maturity dates 01/15/41-07/20/69) and U.S. Treasury Securities (coupon rates 0.000%-2.750%, maturity dates 01/31/23-11/15/51) with the aggregate value, including accrued interest, of $1,020,025,500.	1,000,000	1,000,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Credit Agricole Corporate & Investment Bank,
0.3%, dated 04/29/22, due 05/02/22 in the amount of $129,663,242 collateralized by ADBB (coupon rates 0.250%-2.750%, maturity dates 09/13/22-01/19/28), Inter-American Development Bank (coupon rates 0.250%-3.000%, maturity dates 11/15/23-06/18/29), U.S. Treasury Securities (coupon rate 1.000%, maturity date 02/15/48) and World Bank (coupon rates 0.250%-1.875%, maturity dates 06/19/23-11/03/31) with the aggregate value, including accrued interest, of $132,253,263.	129,660	$129,660,000
Goldman Sachs & Co.,
0.305%, dated 04/28/22, due 05/05/22 in the amount of $250,014,826 collateralized by GNMA (coupon rates 2.000%-5.500%, maturity dates 12/20/24-08/15/64) and U.S. Treasury Securities (coupon rate 0.000%, maturity dates 08/15/24-02/15/52) with the aggregate value, including accrued interest, of $255,002,160.	250,000	250,000,000
ING Financial Markets LLC,
0.32%, dated 03/18/22, due 05/04/22 in the amount of $100,041,778 collateralized by FHLMC (coupon rates 2.000%-5.000%, maturity dates 11/01/29-10/01/51), FNMA (coupon rates 2.000%-5.500%, maturity dates 08/01/28-01/01/57) and GNMA (coupon rate 3.000%, maturity date 10/20/49) with the aggregate value, including accrued interest, of $102,000,000.	100,000	100,000,000
0.31%, dated 03/28/22, due 05/06/22 in the amount of $250,083,958 collateralized by FHLMC (coupon rates 1.500%-4.500%, maturity dates 11/01/29-03/01/51), FNMA (coupon rates 1.500%-6.000%, maturity dates 11/01/28-05/01/58) and GNMA (coupon rate 3.000%, maturity date 10/20/49) with the aggregate value, including accrued interest, of $255,000,000.	250,000	250,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
ING Financial Markets LLC, (cont’d.)
0.31%, dated 03/31/22, due 05/02/22 in the amount of $162,044,640 collateralized by FHLMC (coupon rates 1.500%-7.500%, maturity dates 11/01/29-10/01/51), FNMA (coupon rates 1.500%-6.000%, maturity dates 11/01/28-05/01/58) and GNMA (coupon rates 2.000%-2.500%, maturity dates 05/20/51-09/20/51) with the aggregate value, including accrued interest, of $165,240,001.	162,000	$162,000,000
0.55%, dated 04/18/22, due 05/19/22 in the amount of $125,059,201 collateralized by FHLMC (coupon rates 2.150%-5.500%, maturity dates 11/01/29-03/01/51), FNMA (coupon rates 1.500%-6.500%, maturity dates 10/01/28-03/01/52) and GNMA (coupon rates 2.500%-3.000%, maturity dates 10/20/49-06/20/51) with the aggregate value, including accrued interest, of $127,500,000.	125,000	125,000,000
0.55%, dated 04/19/22, due 05/19/22 in the amount of $195,089,375 collateralized by FHLMC (coupon rates 1.500%-8.000%, maturity dates 06/01/37-03/01/51), FNMA (coupon rates 2.000%-4.500%, maturity dates 06/01/42-05/01/58) and GNMA (coupon rates 2.000%-5.000%, maturity dates 11/20/48-01/20/51) with the aggregate value, including accrued interest, of $198,900,000.	195,000	195,000,000
NatWest Markets Securities, Inc.,
0.305%, dated 04/26/22, due 05/03/22 in the amount of $275,016,309 collateralized by U.S. Treasury Securities (coupon rates 0.625%-3.125%, maturity dates 03/31/23-11/15/28) with the aggregate value, including accrued interest, of $280,516,663.	275,000	275,000,000
0.3%, dated 04/28/22, due 05/05/22 in the amount of $325,018,958 collateralized by U.S. Treasury Securities (coupon rates 0.125%-2.750%, maturity dates 07/31/22-05/15/27) with the aggregate value, including accrued interest, of $331,519,403.	325,000	325,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Nomura Securities International, Inc.,
0.29%, dated 04/29/22, due 05/02/22 in the amount of $860,020,783 collateralized by FHLMC (coupon rates 1.500%-5.000%, maturity dates 07/01/29-04/01/52), FNMA (coupon rates 1.500%-5.000%, maturity dates 06/01/25-04/01/52) and GNMA (coupon rates 2.500%-4.673%, maturity dates 12/20/46-06/20/69) with the aggregate value, including accrued interest, of $877,222,711.	860,000	$860,000,000
RBC Dominion Securities, Inc.,
0.29%, dated 04/29/22, due 05/02/22 in the amount of $88,002,127 collateralized by U.S. Treasury Securities (coupon rates 0.000%-2.250%, maturity dates 03/31/24-05/15/49) with the aggregate value, including accrued interest, of $89,760,096.	88,000	88,000,000
Santander Bank NA,
0.305%, dated 04/29/22, due 05/02/22 in the amount of $130,003,304 collateralized by FHLMC (coupon rates 2.500%-4.000%, maturity dates 10/01/51-04/01/52) with the aggregate value, including accrued interest, of $132,603,370.	130,000	130,000,000
Standard Chartered Bank,
0.3%, dated 04/29/22, due 05/02/22 in the amount of $245,006,125 collateralized by U.S. Treasury Securities (coupon rates 0.375%-2.375%, maturity dates 11/30/22-02/15/52) with the aggregate value, including accrued interest, of $249,906,325.	245,000	245,000,000
State Street Bank & Trust,
0.24%, dated 04/29/22, due 05/02/22 in the amount of $2,300,046,000 collateralized by U.S. Treasury Securities (coupon rates 0.000%-7.125%, maturity dates 08/09/22-04/20/23) with the aggregate value, including accrued interest, of $2,347,886,638.	2,300,000	2,300,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
TD Securities LLC,
0.3%, dated 04/29/22, due 05/02/22 in the amount of $42,001,050 collateralized by FHLB (coupon rate 0.000%, maturity date 06/24/22) with the aggregate value, including accrued interest, of $42,840,394.			42,000	$42,000,000

Total Repurchase Agreements (cost $8,634,660,000)				8,634,660,000
Sovereign Bond 0.1%
Export Development Canada (Canada), Gov’t. Gtd. Notes, 144A, EMTN (cost $25,004,124)	0.295%	06/29/22	25,000	24,952,062
Time Deposits 1.9%
Cooperatieve Rabobank UA	0.320	05/02/22	250,000	250,000,000
Credit Agricole Corporate & Investment Bank	0.320	05/02/22	23,314	23,314,000
Toronto-Dominion Bank (The)	0.300	05/02/22	250,000	250,000,000

Total Time Deposits (cost $523,314,000)				523,314,000
U.S. Government Agency Obligations(n) 2.3%
Federal Home Loan Bank	0.200	05/02/22	40,000	40,000,000

Federal Home Loan Bank	0.250	05/06/22	50,000	49,997,340

Federal Home Loan Bank	0.280	05/24/22	11,000	10,996,781

Federal Home Loan Bank	0.298	05/25/22	401,000	400,877,338

Federal Home Loan Bank	0.490	05/20/22	50,000	49,988,030

Federal Home Loan Bank	0.581	06/15/22	81,000	80,929,007

Total U.S. Government Agency Obligations (cost $632,844,858)				632,788,496
U.S. Treasury Obligations(n) 2.5%
U.S. Treasury Bills	0.084	05/26/22	214,000	213,953,598

U.S. Treasury Bills	0.225	05/10/22	252,000	251,993,700

U.S. Treasury Bills	0.294	05/24/22	146,000	145,974,349

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(n) (Continued)

U.S. Treasury Bills	0.443%	05/19/22	70,000	$69,992,728

Total U.S. Treasury Obligations (cost $681,930,346)				681,914,375

Total Short-Term Investments (cost $24,803,118,081)				24,800,027,932

TOTAL INVESTMENTS 100.0% (cost $27,130,033,991)				27,125,046,445
Other assets in excess of liabilities 0.0%				4,884,343

Net Assets 100.0%				$27,129,930,788

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADBB	Asian Development Bank Bonds
EMTN	Euro Medium Term Note
FFCSB	Federal Farm Credit System Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TVA	Tennessee Valley Authority
USOIS	United States Overnight Index Swap

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).